Restricted Net Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Net after-tax profits, percentage	10.00%
Reserve reaches	50.00%
Statutory reserve balance	$ 6,942,111	$ 2,190,847